Interest and Other Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and Other Expenses [Abstract]
Interest expense	$ 35.9	$ 37.1	$ 41.8
Interest income	(4.4)	(3.7)	(6.6)
Foreign exchange (gain) loss	(2.2)	2.3	0.9
Miscellaneous expenses, net	9.0	0.7	7.2
Interest and other expenses	$ 38.3	$ 36.4	$ 43.3